Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of accumulated other comprehensive income (loss)

The components of accumulated other comprehensive income (loss), net of tax, are as follows:

		Accumulated
	Unrealized	Other
	Investment	Comprehensive
	Gains (Loss)	Income (Loss)
Balance, January 1, 2017	$(323)	$(323)
Change in unrealized holding gains (losses), net of tax - $181	334	334
Balance, December 31, 2017	11	11
Effect of change for
Cumulative effect of reclassification for the stranded tax effects	3	3
Change in unrealized holding gains (losses), net of tax - ($64)	(240)	(240)
Balance, December 31, 2018	(226)	(226)
Change in unrealized holding gains (losses), net of tax - $336	1,261	1,261

Balance, December 31, 2019	$1,035	$1,035